Cover	Mar. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2025
Entity File Number	001-32991
Entity Registrant Name	WASHINGTON TRUST BANCORP, INC.
Entity Central Index Key	0000737468
Entity Tax Identification Number	05-0404671
Entity Incorporation, State or Country Code	RI
Entity Address, Address Line One	23 Broad Street
Entity Address, City or Town	Westerly
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02891
City Area Code	401
Local Phone Number	348-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $.0625 PAR VALUE PER SHARE
Trading Symbol	WASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false